Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 15. Commitments and Contingencies

Litigation & Environmental

As part of our normal business activities, we may be named as defendants in litigation and legal proceedings, including those arising from regulatory and environmental matters. Although we are insured against various risks to the extent we believe it is prudent, there is no assurance that the nature and amount of such insurance will be adequate, in every case, to indemnify us against liabilities arising from future legal proceedings. We are not aware of any litigation, pending or threatened, that we believe is reasonably likely to have a significant adverse effect on our financial position, results of operations or cash flows.

At September 30, 2014 and December 31, 2013, we had $2.3 million and $0.6 million of environmental reserves recorded on our balance sheets, respectively. During the nine months ended September 30, 2014, MEMP recorded $2.9 million of estimated environmental remediation expenses associated with its Permian and Wyoming oil and gas properties. These expenses are reflected as a component of lease operating expenses on our statement of operations. Environmental costs for remediation are accrued when environmental remediation efforts are probable and the costs can be reasonably estimated. Such accruals are based on management’s best estimate of the ultimate cost to remediate a site and are adjusted as further information and circumstances develop. Those estimates may change substantially depending on information about the nature and extent of contamination, appropriate remediation technologies and regulatory approvals.

Supplemental Bond for Decommissioning Liabilities Trust Agreement

The trust account is held by Rise Energy Operating, LLC (“REO”), a wholly-owned subsidiary of MEMP, for the benefit of all working interest owners. The following is a summary of the gross held-to-maturity investments held in the trust account less the outside working interest owners share as of September 30, 2014 (in thousands):

Investment	Amortized Cost
U.S. Bank Money Market Cash Equivalent	$133,275
Less: Outside working interest owners share	(64,305)

$68,970

The trust account must maintain minimum balances attributable to REO’s net working interest as follows (in thousands):

June 30, 2015	$72,450
June 30, 2016	$76,590
December 31, 2016	$78,660

As of September 30, 2014, the maximum remaining obligation net to REO’s interest was approximately $9.7 million.

Purchase Commitment Assumed

At September 30, 2014, MEMP had a CO2 purchase commitment with a third party that was assumed in its Wyoming Acquisition. The table below outlines MEMP’s purchase commitment under the contract for the remainder of 2014 and annually thereafter (in thousands):

		Payment or Settlement due by Period
Purchase commitment	Total	Remainder 2014	2015	2016	2017	2018	Thereafter
CO2 minimum purchase commitment:
Estimated payment obligation	$62,103	$3,203	$12,222	$12,101	$11,624	$7,872	$15,081

Processing Plant Expansions by Third Party Gatherer

In 2012, WildHorse Resources contracted with Regency Field Services LLC (the “Gatherer”) to expand their Dubach processing plant by up to 70 MMcf per day among other facility and infrastructure improvements. The expansion project was complete and fully operational by July 2013. WildHorse Resources will pay a payback demand fee until the payback demand fees received by the Gatherer plus any third party fees equal 110% of the new facility cost. For each month from the commencement date through the month in which the payout date occurs, WildHorse Resources will pay a payback demand fee equal to the monthly demand quantity (136,200 MMBtu per day) times $0.26 per MMBtu. In addition, for each MMBtu gathered in excess of the demand quantity, WildHorse Resources will pay a payback demand fee of $0.26 per MMBtu. The contract with the Gatherer for the Dubach processing plant was amended effective February 1, 2014 where the payback demand fee for the Dubach processing plant increased from $0.26 to $0.275 cents per MMbtu.

In 2013, WildHorse Resources contracted with the Gatherer to build a new high pressure pipeline from the dedicated area to the Gatherer’s Dubberly processing plant in Webster Parish, LA amongst other pipeline and infrastructure improvements. The expansion project was complete and fully operational by mid-December 2013. WildHorse Resources will pay a payback demand fee until the payback demand fees received by the Gatherer plus any third party fees equal to 110% of the pipeline and infrastructure improvement costs. For each month from the commencement date through the month in which the payout date occurs, WildHorse Resources will pay a payback demand fee equal to the monthly demand fee times $0.31 per MMBtu. In addition, for each MMBtu gathered in excess of the demand quantity, WildHorse Resources will pay a payback demand fee of $0.31 per MMBtu. The monthly demand quantity is 56,750 MMBtu per day from the Dubberly start-up date through one full year thereafter and then increasing to 113,500 MMBtu per day until payout. The contract with the Gatherer for the new high pressure pipeline was amended effective February 1, 2014 where the payback demand fee decreased from $0.31 to $0.275 cents per MMbtu.

WildHorse Resources’ minimum commitments to the Gatherer, before other owner contributions, as of September 30, 2014 were as follows (in thousands):

	Dubach	Dubberly
2014	$3,446	$1,436
2015	13,671	11,393
2016	13,709	11,424
2017	13,671	11,393
2018	12,772	10,643

Total	$57,269	$46,289

Related Party Agreements

On March 17, 2014, WildHorse Resources entered into a gas processing agreement with PennTex. See Note 13 for additional information.

Classic Operating entered into a gas gathering agreement and water disposal agreement with Classic Pipeline. See Note 13 for additional information.

Note 14. Commitments and Contingencies

Litigation & Environmental

As part of our normal business activities, we may be named as defendants in litigation and legal proceedings, including those arising from regulatory and environmental matters. Although we are insured against various risks to the extent we believe it is prudent, there is no assurance that the nature and amount of such insurance will be adequate, in every case, to indemnify us against liabilities arising from future legal proceedings. We are not aware of any litigation, pending or threatened, that we believe is reasonably likely to have a significant adverse effect on our financial position, results of operations or cash flows. At December 31, 2012, we had an accrued liability of approximately $0.1 million relating primarily to a matter that has been settled. We did not have an accrued liability at December 31, 2013.

Environmental costs for remediation are accrued based on estimates of known remediation requirements. Such accruals are based on management’s best estimate of the ultimate cost to remediate a site and are adjusted as further information and circumstances develop. Those estimates may change substantially depending on information about the nature and extent of contamination, appropriate remediation technologies and regulatory approvals. Expenditures to mitigate or prevent future environmental contamination are capitalized. Ongoing environmental compliance costs are charged to expense as incurred. In accruing for environmental remediation liabilities, costs of future expenditures for environmental remediation are not discounted to their present value, unless the amount and timing of the expenditures are fixed or reliably determinable. At December 31, 2013, none of our estimated environmental remediation liabilities were discounted to present value since the ultimate amount and timing of cash payments for such liabilities were not readily determinable.

The following table presents the activity of our environmental reserves for the periods presented:

	2013	2012
	(in thousands)
Balance at beginning of period	$1,469	$1,747
Charged to costs and expenses	—	193
Payments	(892)	(471)

Balance at end of period	$577	$1,469

At December 31, 2013 and 2012, $0.6 million and $1.0 million, respectively, of our environmental reserves were classified as current liabilities in accrued liabilities.

Sinking Fund Trust Agreement

REO assumed an obligation with a third party to make payments into a sinking fund in connection with its 2009 acquisition of the Beta properties, the purpose of which is to provide funds adequate to decommission the portion of the San Pedro Bay pipeline that lies within California state waters and the surface facilities. Under the terms of the agreement, REO, as the operator of the properties, is obligated to make monthly deposits into the sinking fund account in an amount equal to $0.25 per barrel of oil and other liquid hydrocarbon produced from the acquired working interest. Interest earned in the account stays in the account. The obligation to fund ceases when the aggregate value of the account reaches $4.3 million. As of December 31, 2013, the gross account balance included in restricted investments was approximately $2.3 million. REO’s maximum remaining obligation net to its 51.75% interest under the terms of the current agreement was $1.0 million at December 31, 2013.

Supplemental Bond for Decommissioning Liabilities Trust Agreement

REO assumed an obligation with the Bureau of Ocean Energy Management (“BOEM”) in connection with its 2009 acquisition of the Beta properties. Under the terms of the agreement dated March 1, 2007, the seller of the Beta properties was obligated to deliver a $90.0 million U.S. Treasury Note into a trust account for the decommissioning of the offshore production facilities. At the time of acquisition, all obligations under this existing agreement had been met.

In January 2010, the BOEM issued a report that revised upward, the estimated cost of decommissioning. In June 2010, REO agreed to make additional quarterly payments to the trust account attributable to its net working interest of approximately $0.6 million beginning on June 30, 2010 until the payments and accrued interest attributable to REO equal $78.7 million by December 31, 2016. The trust account must maintain minimum balances attributable to REO’s net working interest as follows (in thousands):

June 30, 2014	$68,310
June 30, 2015	$72,450
June 30, 2016	$76,590
December 31, 2016	$78,660

In the event the account balance is less than the contractual amount, the working interest owners must make additional payments. Interest income earned and deposited in the trust account mitigates the likelihood that additional payments will have to be made by the working interest owners. As of December 31, 2013, the maximum remaining obligation net to REO’s interest was approximately $12.2 million.

The trust account is held by REO for the benefit of all working interest owners. The following is a summary of the gross held-to-maturity investments held in the trust account less the outside working interest owners share as of December 31, 2013 (in thousands):

Investment	Amortized Cost	Unrealized Gain (Loss)	Fair Market Value
U.S. Bank Money Market Cash Equivalent	$105,184	$—	$105,184
U.S. Government Treasury Note, maturity of June 30, 2014, and 1.75% coupon	23,073	93	23,166
Less: Outside working interest owners share	(61,884)	(45)	(61,929)

	$66,373	$48	$66,421

Processing Plant Expansions by Third Party Gatherer

In 2012, WildHorse contracted with Regency Field Services LLC (the “Gatherer”) to expand their Dubach processing plant by up to 70 MMcf per day among other facility and infrastructure improvements. The expansion project was complete and fully operational by July 2013. WildHorse will pay a payback demand fee until the payback demand fees received by the Gatherer plus any third party fees equal 110% of the new facility cost. For each month from the commencement date through the month in which the payout date occurs, WildHorse will pay a payback demand fee equal to the monthly demand quantity (136,200 MMBtu per day) times $0.26 per MMBtu. In addition, for each MMBtu gathered in excess of the demand quantity, WildHorse will pay a payback demand fee of $0.26 per MMBtu.

In 2013, WildHorse contracted with the Gatherer to build a new high pressure pipeline from the dedicated area to the Gatherer’s Dubberly processing plant in Webster Parish, LA amongst other pipeline and infrastructure improvements. The expansion project was complete and fully operational by mid-December 2013. WildHorse will pay a payback demand fee until the payback demand fees received by the Gatherer plus any third party fees equal to 110% of the pipeline and infrastructure improvement costs. For each month from the commencement date through the month in which the payout date occurs, WildHorse will pay a payback demand fee equal to the monthly demand fee times $0.31 per MMBtu. In addition, for each MMBtu gathered in excess of the demand quantity, WildHorse will pay a payback demand fee of $0.31 per MMBtu. The monthly demand quantity is 56,750 MMBtu per day from the Dubberly start-up date through one full year thereafter and then increasing to 113,500 MMBtu per day until payout.

Pursuant to the agreement, the Gatherer is obligated to process gas up to the maximum daily quantity of 158,000 MMBtu per day from the commencement date of the Dubach facility expansion through the start-up of the Dubberly pipeline. With the start-up of the Dubberly pipeline, the Gatherer is obligated to process gas up to the maximum daily quantity of 214,750 MMBtu per day through one full year thereafter. From and after the first anniversary of the Dubberly start-up date, the Gatherer is obligated to process gas up to the maximum daily quantity of 271,500 MMbtu per day. WildHorse is obligated to deliver all volumes of gas produced from the dedicated area to the Gatherer up to the maximum daily quantity.

Total allowable costs for the Dubach Plant expansion and the Dubberly pipeline (new Facility Costs) cannot exceed $129.0 million. WildHorse expects that total payments by WildHorse to the Gatherer for the new Facility Costs will not exceed 60% of the total payment amounts after contributions made by other owners. Payments made will reduce revenue associated with the production and are reflected in our reserve report.

WildHorse’s minimum commitments to the Gatherer, before other owner contributions, as of December 31, 2013 were as follows (in thousands):

	Dubach	Dubberly	Total Facility Costs
2014	$12,925	$6,421	$19,346
2015	12,925	12,842	25,767
2016	12,961	12,878	25,839
2017	12,925	12,842	25,767
2018	10,766	10,697	21,463

Total	$62,502	$55,680	$118,182

Subsequent event.    The contract with the Gatherer for the Dubach processing plant was amended effective February 1, 2014 where the payback demand fee for the Dubach processing plant increased from $0.26 to $0.275 cents per MMbtu. Also, the contract with the Gatherer for the new high pressure pipeline was amended effective February 1, 2014 where the payback demand fee decreased from $0.31 to $0.275 cents per MMbtu.

WildHorse’s minimum commitments to the Gatherer, before other owner contributions, as of February 1, 2014 were as follows (in thousands):

	Dubach	Dubberly	Total Facility Costs
2014	$12,510	$5,212	$17,722
2015	13,671	11,393	25,064
2016	13,709	11,424	25,133
2017	13,671	11,393	25,064
2018	12,772	10,643	23,415

Total	$66,333	$50,065	$116,398

Operating Leases

We have leases for offshore Southern California pipeline right-of-way use and office space. We also incur surface rentals related to our business operations. For the years ended December 31, 2013 and 2012, we recognized $8.3 million and $5.0 million, respectively, of rent expense.

Amounts shown in the following table represent minimum lease payment obligations under non-cancelable operating leases with a remaining term in excess of one year as of December 31, 2013:

	Payment or Settlement due by Period
Lease Obligations	Total	2014	2015	2016	2017	2018	Thereafter
	(in thousands)
Operating leases	20,325	2,389	2,546	2,583	2,718	2,783	7,306

Drilling & Compression Services

We have entered into drilling and compression services agreements with various terms. Amounts shown in the following table represent our minimum commitments as of December 31, 2013:

	Payment or Settlement due by Period
Service Agreements	Total	2014	2015	2016	2017	2018	Thereafter
	(in thousands)
Drilling services	20,323	20,323	—	—	—	—	—
Compression services	7,090	7,079	11	—	—	—	—

WildHorse Letter of Credit and Certificate of Deposit

Standby letters of credit were issued to the Louisiana Office of Conservation and the Railroad Commission of Texas for the account of WildHorse for $1.2 million during 2011. The letters of credit are to insure compliance by WildHorse with regulatory requirements. These letters of credit are collateralized by two Certificates of Deposits; the fair value of the Certificates of Deposits was $0.5 million and $1.2 million at December 31, 2013 and 2012, respectively. The amount of the letter of credit and the Certificates of Deposit is adjusted depending on the requirements of the Office of Conservation. The Certificates of Deposit is classified as a restricted noncurrent asset and is not considered operating cash for the purposes of the statements of cash flows.